Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Disclosure of Share-based Payment Arrangements [Abstract]
Share-Based Compensation	Share-Based Compensation
Stock options and share awards
(a)Our amended and restated Stock Option Plan and Share Award Plan (collectively, the "Equity Incentive Plans") were approved by our shareholders at the annual general meeting of shareholders on May 9, 2023. Pursuant to our Equity Incentive Plans, we may grant stock options, restricted share awards, and performance share awards. The number of common shares reserved for issuance under our Equity Incentive Plans in aggregate shall not exceed 14% of the total number of issued and outstanding common shares from time to time. As at December 31, 2023, we reserved 10,419,354 common shares for issuance relating to our Equity Incentive Plans. Our share-based compensation expense for the year ended December 31, 2023, was $1,917 (2022 - $2,378; 2021 - $3,826).
(b)Our stock option activity for the years ended December 31 was as follows:

	2023		2022		2021
	Number of options	Weighted Average Exercise Price $	Number of options	Weighted Average Exercise Price $	Number of options	Weighted Average Exercise Price $
Outstanding, beginning of year	5,963,185	2.91	5,334,420	3.53	3,764,055	4.08
Granted	2,145,400	2.23	1,005,000	2.04	1,832,500	2.99
Forfeited	(280,288)	2.86	(62,962)	3.83	(110,612)	6.21
Expired	(314,573)	4.17	(304,940)	10.80	(28,364)	37.63
Exercised	(450,391)	1.74	(8,333)	1.45	(123,159)	1.94
Outstanding, end of year	7,063,333	2.72	5,963,185	2.91	5,334,420	3.53
Exercisable, end of year	5,039,604	2.85	4,420,482	3.01	3,165,679	3.82
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2023:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$1.14 - $2.00	2,015,400	3.7	1.75	1,082,629	1.61
$2.01 - $2.70	1,260,664	2.4	2.25	1,063,990	2.23
$2.71 - $3.11	978,033	4.1	2.78	364,165	2.80
$3.12 - $4.00	2,665,769	1.5	3.32	2,385,353	3.30
$4.01 - $16.53	143,467	0.5	9.20	143,467	9.20
	7,063,333	2.6	2.72	5,039,604	2.85
Option grants vest either immediately or annually over periods ranging from one to three years.

We use the Black-Scholes valuation model to estimate fair value. We use historical data to estimate the expected dividend yield and expected volatility of our stock in determining the fair value of the stock options. The risk-free interest rate is based on the
Government of Canada benchmark bond yield rates in effect at the time of grant. The expected life of the options represents the estimated length of time the options are expected to remain outstanding.
The estimated fair value of stock options granted during the years ended December 31 were determined using the following weighted average assumptions:

	2023	2022	2021
Risk-free interest rate	4.1%	3.4%	0.7%
Expected life	3.0 years	3.0 years	3.0 years
Expected volatility	72.0%	96.0%	110.5%
Expected dividend yield	Nil	Nil	Nil
Weighted average fair value of options	$1.12	$1.24	$1.99
(c)Our share award activity for the years ended December 31 was as follows:

	2023	2022	2021
Outstanding, beginning of year	—	40,560	134,618
Granted	403,200	—	—
Forfeited	(4,760)	—	—
Released	—	(40,560)	(94,058)
Outstanding, end of year	398,440	—	40,560
(1) The weighted average fair value of the RSAs granted was $2.23in 2023.
During the year ended December 31, 2023, we granted restricted share awards to officers of the Company. Restricted share award grants vest over a three-year period.
Compensation warrants
During the year ended December 31, 2023, in consideration of the services rendered by the underwriter as part of a public offering (see note 10(e)), we issued 536,693 compensation warrants. Each compensation warrant is exercisable into one common share at an exercise price of US$2.25 up to 60 months from the date of issuance.
We use the Black-Scholes valuation model to estimate the fair value of the services rendered. The expected volatility is based on the Company's common share historical volatility less an estimated market participant risk adjustment. The risk-free interest rate is based on the Government of Canada benchmark bond yield rates with an approximate equivalent remaining term in effect at the time of valuation, and the expected life represents the estimated length of time the warrants are expected to remain outstanding. We used the following weighted average assumptions:

Underlying share price	US$2.28
Risk-free interest rate	3.8%
Expected life	5.0 years
Expected volatility	36.5%
Expected dividend yield	Nil
Weighted average fair value of options	US$0.88
The resulting fair value of $638 (US$473) was included as part of the public offering transaction costs, which were allocated to share issue costs and operating expenses based on the relative fair values of the common share and warrant of each unit issued. No compensation warrants were exercised during the year ended December 31, 2023.